FEDERATED MUNICIPAL SECURITIES FUND, INC.

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                  July 30, 1998




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED MUNICIPAL SECURITIES FUND, INC. (the "Trust")
         1933 Act File No. 2-57181
         1940 Act File No. 811-2677

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive form of the prospectus and statement of additional information dated July 31, 1998, that would have been filed under Rule 497(c), does not differ from the form of the prospectus and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 52 on July 28, 1998.

      If you have any questions regarding this certification, please call me at
(412) 288-8634.


                                          Very truly yours,



                                          /s/ Nicholas J. Seitanakis
                                          Nicholas J. Seitanakis
                                          Assistant Secretary